Consolidated Income Statements (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net revenues:
PV modules	$ 2,766.3	$ 1,606.3	$ 1,785.8
-- Investee companies of GSF	197.4	115.8
-- Others	2,568.9	1,490.5
Others	135.6	87.0	137.7
Total net revenues	2,901.9	1,693.3	1,923.5
Cost of revenues:
PV modules	2,251.20	1,258.80	1,448.20
Others	146.9	95.7	132.4
Total cost of revenues	2,398.1	1,354.5	1,580.6
Gross profit	503.8	338.8	342.9
Selling expenses	78.7	58.9	59.3
General and administrative expenses	125.1	76.9	85.8
Research and development expenses	40.2	29.0	15.3
Provision for prepayment to affiliates	8.0
Impairment of long-lived assets	54.6
Total operating expenses	306.6	164.8	160.4
Income from operations	197.2	174.0	182.5
Interest expense	(99.5)	(103.3)	(106.1)
Interest income	7.6	9.6	32.6
Other (expense) income, net	(94.4)	11.2	(76.7)
Earnings before income taxes, noncontrolling interest and equity in net earnings (loss) of affiliates	10.9	91.5	32.3
Tax (expense) benefit, net	(23.8)	(2.5)	(1.6)
Equity in (loss) earnings of affiliates, net of taxes	250.8	(3.3)	0.3
Net income	237.9	85.7	31.0
Add: Net loss (income) attributable to the noncontrolling interest	(1.0)	(0.1)	1.4
Net income attributable to ordinary shareholders of Suntech Power Holdings Co., Ltd.	$ 236.9	$ 85.6	$ 32.4
Net income per ordinary share:
Basic	$ 1.32	$ 0.50	$ 0.21
Diluted	$ 1.30	$ 0.50	$ 0.20
Weighted average number of shares used in computation:
Basic	179.6	169.7	154.7
Diluted	181.6	172.5	160.3